Disposal of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2023
Disposal of Subsidiary [Abstract]
Schedule of Operations and Cash Flows of Discontinued Operations	The following tables set forth the results of operations and cash flows of discontinued operations with respect to Fuwei BVI and the BOPET film business from consummation of the Merger of Fuwei to the completion of Fuwei Disposition:
Amount
US$ in thousands
Revenues	11,851
Cost of revenues	(9,038)
Gross profit	2,813
Operating expenses
Selling and marketing expenses	(672)
General and administrative expenses	(2,269)
Total operating expenses	(2,941)
Loss from operations	(128)
Interest income	41
Interest expense	(154)
Other expenses, net	(6)
Loss from discontinued operation	(247)
Gain on sale of business	771
Loss from discontinued operation before income taxes	524
Income tax expense	(4)
Income from discontinued operations, net of tax	520
Amount
US$ in thousands
Net cash used in operating activities	(1,909)
Net cash provided by investing activities	1,859
Net cash provided by (used in) financing activities	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	50
Net increase (decrease) in cash, cash equivalents and restricted cash of discontinued operations	—